REVENUE	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
REVENUE
NOTE 3 - REVENUE

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2024	2023	2024	2023
Packaging rolled products	677	699	1,295	1,384
Automotive rolled products	296	312	583	616
Specialty and other thin-rolled products	26	34	55	70
Aerospace rolled products	244	271	507	524
Transportation, industry, defense and other rolled products	195	190	363	385
Automotive extruded products	233	251	475	511
Other extruded products	123	193	245	416
Other metal sales	2	—	3	—
Total Revenue by product line	1,795	1,950	3,526	3,906

	Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	2024	2023	2024	2023
Germany	372	447	734	926
France	163	178	337	360
United Kingdom	74	67	133	128
Switzerland	20	15	36	40
Spain	80	85	171	166
Czech Republic	52	67	106	124
Other Europe	247	241	474	483
Total Europe	1,008	1,100	1,991	2,227

United States	597	716	1,185	1,389
Asia and Other Pacific	70	61	138	122
All Other	120	73	212	168
Total Revenue by destination of shipment	1,795	1,950	3,526	3,906